Consolidated Interim Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - CAD ($)		Issued capital [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2024		$ 76,391,417	$ (164,312)	$ 1,043,586	$ 23,534	$ (72,902,426)	$ 4,391,799
Beginning balance, shares at Dec. 31, 2024	[1]	1,311
IfrsStatementLineItems [Line Items]
Shares, pre-funded warrants and warrants issued for cash, net		$ 20,869,780					20,869,780
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	4,166
Allocation to derivative warrants liabilities		$ (20,552,190)					(20,552,190)
Loss for the period						(10,677,419)	(10,677,419)
Shares issued for services		$ 892,424					892,424
Shares issued for services, shares	[1]	376
Share-based payments				46,150			46,150
Other comprehensive loss for the period			46,245		2,620		48,865
Ending balance, value at Mar. 31, 2025		$ 77,601,431	(118,067)	1,089,736	26,154	(83,579,845)	(4,980,591)
Ending balance, shares at Mar. 31, 2025	[1]	5,853
Beginning balance, value at Dec. 31, 2025		$ 94,159,660	(350,710)	1,096,335	75,215	(59,980,132)	35,000,368
Beginning balance, shares at Dec. 31, 2025	[1]	861,111
IfrsStatementLineItems [Line Items]
Loss for the period						(908,660)	(908,660)
Other comprehensive loss for the period			234,169		14,017		248,186
Shares issued for acquisition of Gilad R.G. Planning and Implementation of Tehnologies and Software 2025 Ltd. (See Note 4)		$ 139,390					139,390
Shares issued for acquisition of Gilad R.G. Planning and Implementation of Tehnologies and Software 2025 Ltd. (See Note 4), shares	[1]	169,811
Ending balance, value at Mar. 31, 2026		$ 94,299,050	$ (116,541)	$ 1,096,335	$ 89,232	$ (60,888,792)	$ 34,479,284
Ending balance, shares at Mar. 31, 2026	[1]	1,030,922

[1]	Adjusted to reflect one (1) for five hundreds (500) reverse stock split in April 2025 (see Note 1)